Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Carrying Amounts and Estimated Fair Values of Partnership 's Financial Instruments

The following table presents the carrying amounts and estimated fair values of the Partnership’s financial instruments as of December 31, 2015 and 2014. Fair value is defined as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

	December 31, 2015		December 31, 2014
(U.S. Dollars in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$23,573	$23,573	$30,746	$30,746
Non-current derivative assets:
Interest rate swap contracts	695	695	2,966	2,966
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	3,799	3,799	4,708	4,708
Foreign exchange forward contract	1,339	1,339	2,742	2,742
Non-current derivative liabilities:
Interest rate swap contracts	527	527	—	—
Foreign exchange forward contract	705	705	—	—
Long-term debt, current and non-current	671,690	671,690	613,221	613,221

Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents the placement in the fair value hierarchy of assets and liabilities that are measured at fair value on a recurring basis (including items that are required to be measured at fair value or for which fair value is required to be disclosed) as of December 31, 2015 and 2014:

		Fair Value Measurements at Reporting Date Using
(U.S. Dollars in thousands)	December 31, 2015	Quoted Price in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$23,573	$23,573	$—	$—
Non-current derivative assets:
Interest rate swap contracts	695	—	695	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	3,799	—	3,799	—
Foreign exchange forward contracts	1,339	—	1,339	—
Non-current derivative liabilities:
Interest rate swap contracts	527		527
Foreign exchange forward contract	705		705
Long-term debt, current and non-current	671,690	—	671,690	—

		Fair Value Measurements at Reporting Date Using
(U.S. Dollars in thousands)	December 31, 2014	Quoted Price in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial assets:
Cash and cash equivalents	$30,746	$30,746	$—	$—
Restricted cash	—	—	—	—
Current derivative asset:
Foreign exchange forward contracts	—	—	—	—
Non-current derivative assets:
Interest rate swap contracts	2,966	—	2,966	—
Financial liabilities:
Current derivative liabilities:
Interest rate swap contracts	4,708	—	4,708	—
Foreign exchange forward contracts	2,742	—	2,742	—
Non-current derivative liabilities:
Interest rate swap contracts	—	—	—	—
Foreign exchange forward contracts	—	—	—	—
Long-term debt, current and non-current	613,221	—	613,221	—